CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2012	128,877,243
Beginning Balance, Amount at Dec. 31, 2012	$ 167,428,814	$ 18,672,864	$ 3,253,019	$ (141,026,787)	$ 48,327,910
Private Placements, Shares	17,857,142
Private Placements, Amount	$ 9,722,897				9,722,897
Stock-based compensation		$ 1,422,297			1,422,297
Share issuance costs	$ (86,636)				(86,636)
Foreign currency translation adjustment			$ (2,787,404)		(2,787,404)
Net loss				$ (11,422,025)	(11,422,025)
Ending Balance, Shares at Dec. 31, 2013	146,734,385
Ending Balance, Amount at Dec. 31, 2013	$ 177,065,075	$ 20,095,161	$ 465,615	$ (152,448,812)	45,177,039
Mineral property interests, Shares	250,000
Mineral property interests, Amount	$ 73,618				73,618
Stock-based compensation		$ 251,390			251,390
Foreign currency translation adjustment			$ (3,315,737)		(3,315,737)
Net loss				$ (8,669,188)	(8,669,188)
Ending Balance, Shares at Dec. 31, 2014	146,984,385
Ending Balance, Amount at Dec. 31, 2014	$ 177,138,693	$ 20,346,551	$ (2,850,122)	(161,118,000)	33,517,122
Exercise of stock options, Shares	346,532
Exercise of stock options, Value	$ 67,667	(26,532)			41,135
Stock-based compensation		197,375			197,375
Foreign currency translation adjustment			(4,928,225)		(4,928,225)
Net loss				(7,831,063)	(7,831,063)
Ending Balance, Shares at Dec. 31, 2015	147,330,917
Ending Balance, Amount at Dec. 31, 2015	$ 177,206,360	$ 20,517,394	$ (7,778,347)	$ (168,949,063)	$ 20,996,344